DISPOSITION OF AIRCARD BUSINESS	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
DISPOSITION OF AIRCARD BUSINESS
(g)     Disposition of Aircard Business

On April 3, 2014, we received the full $13.8 million cash proceeds previously held in escrow related to the sale of substantially all of the assets and operations related to our Aircard business to Netgear for total proceeds of $136.6 million on April 2, 2013.